GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Changes in goodwill [abstract]
Summary of Reconciliation of Goodwill
The following table provides a reconciliation of goodwill:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2022		$723
Disposals	4	(18)
Foreign exchange and other		149
Balance, as at December 31, 2023		854
Disposals	4	(63)
Foreign exchange and other		(99)
Balance, as at December 31, 2024		$692